S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.84
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 73,778,893
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,300,000
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.83
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 84,818,043
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,822,500
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.41
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 55,497,643
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,425,000
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.4
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 63,794,606
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,666,250
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.32
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 37,216,393
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,550,000
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.3
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 42,771,168
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,510,000
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.95
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 18,935,143
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,675,000
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.94
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 21,747,731
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,353,750
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 9.77
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 653,893
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	2,800,000
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 9.77
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value | $	$ (100,934)
Net Tangible Book Value, Adjusted | $	$ 724,293
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,197,500
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.17
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.6
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.4
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.7
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.3
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.06
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.94
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.77
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.16
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.59
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.41
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.32
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.95
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.77
Public Units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.2
Public Units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.21
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.63
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.64
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.72
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.74
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.09
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.1
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.27
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.27
Pro forma [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.16
Pro forma [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.17
Pro forma [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.59
Pro forma [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.6
Pro forma [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.68
Pro forma [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.7
Pro forma [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.05
Pro forma [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.06
Pro forma [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.23
Pro forma [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.23
Net proceeds from this offering and the sale of the placement units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 75,750,000
Net proceeds from this offering and the sale of the placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,000,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,750,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,000,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,750,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,000,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,750,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,000,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,750,000
Net proceeds from this offering and the sale of the placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	87,000,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	75,227
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(1,875,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(2,156,250)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(1,406,250)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(1,617,188)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(937,500)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(1,078,125)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(468,750)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(539,063)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(70,400)
Less: Over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(70,400)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(70,400)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(70,400)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(18,750,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(21,562,500)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(37,500,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(43,125,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(56,250,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(64,687,500)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (86,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Class A Ordinary shares included in the units offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Class A Ordinary shares included in the units offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	8,625,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	8,625,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	8,625,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	8,625,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Class A Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	8,625,000
Placement units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	225,000
Placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,250
Placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	225,000
Placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,250
Placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	225,000
Placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,250
Placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	225,000
Placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,250
Placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	225,000
Placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	236,250
Representative shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	75,000
Representative shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	86,250
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	75,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	86,250
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	75,000
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	86,250
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	75,000
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	86,250
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	75,000
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	86,250
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,875,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(2,156,250)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(3,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(4,312,500)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(6,468,750)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)